Related parties (Tables)	12 Months Ended
Dec. 31, 2025
Related Parties
Schedule of transactions with related parties

Year ended December 31,	2025			2024			2023
	Net operating revenue	Cost and operating expenses	Financial result	Net operating revenue	Cost and operating expenses	Financial result	Net operating revenue	Cost and operating expenses	Financial result
Associates and Joint Ventures
Companhia Siderúrgica do Pecém	–	–	–	–	–	–	93	–	–
Aliança Geração de Energia S.A.	–	–	–	–	(63)	–	–	(126)	–
Pelletizing companies (i)	–	(36)	(36)	–	(308)	(26)	–	(227)	(38)
MRS Logística S.A.	–	(459)	–	–	(429)	–	–	(453)	–
Norte Energia S.A.	–	(70)	–	–	(66)	–	–	(107)	–
Vale Oman Distribution Center (ii)	–	(277)	–	–	(63)	–	–	–	–
VLI	320	(49)	(5)	359	(26)	(2)	321	(29)	(3)
PTVI	–	(641)	–	–	(397)	–	–	–	–
Anglo American	–	(235)	13	–	–	–	–	–	–
Aliança Geração de Energia S.A.	–	(63)	–	–	–	–	–	–	–
Other	26	(1)	–	29	(11)	–	32	(11)	1
	346	(1,831)	(28)	388	(1,363)	(28)	446	(953)	(40)
Shareholders
Bradesco	–	–	213	–	–	(416)	–	–	201
Mitsui	147	–	–	247	–	–	280	–	–
Cosan	8	(16)	–	3	(4)	–	10	(11)	–
Banco do Brasil	–	–	9	–	–	1	–	–	–
	155	(16)	222	250	(4)	(415)	290	(11)	201
Total	501	(1,847)	194	638	(1,367)	(443)	736	(964)	161

(i) Aggregated entities: Companhia Coreano-Brasileira de Pelotização, Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização and Companhia Nipo-Brasileira de Pelotização.

(ii) In 2023, Vale Oman Distribution Center was an indirect subsidiary of Vale S.A.

Schedule of outstanding balances with related parties

	Assets
December 31,	2025			2024
	Cash and cash equivalents	Accounts receivable	Dividends receivable and other assets	Cash and cash equivalents	Accounts receivable	Dividends receivable and other assets
Associates and Joint Ventures
Pelletizing companies (i)	–	–	7	–	–	34
MRS Logística S.A.	–	–	9	–	13	32
VLI	–	41	–	–	19	–
PTVI	–	1	–	–	–	–
Anglo American	–	–	254	–	–	149
Other	–	6	9	–	5	1
	–	48	279	–	37	216
Shareholders
Cosan	–	–	–	–	3	–
Bradesco	1,003	–	82	261	–	16
Banco do Brasil	186	–	9	22	–	–
Mitsui	–	49	–	–	7	–
	1,189	49	91	283	10	16
Pension plan	–	18	–	–	16	–
Total	1,189	115	370	283	63	232

Schedule of remuneration of key management personnel compensation

Year ended December 31,	2025	2024	2023
Short-term benefits:
Wages	8	10	11
Direct and indirect benefits	1	1	1
Profit sharing program (“PLR”)	6	11	11
	15	22	23
Long-term benefits:
Shares based	9	10	14

Severance	8	3	2
	32	35	39